Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000260559 [Member]
Shareholder Report [Line Items]
Fund Name	Concourse Capital Focused Equity ETF
Class Name	Concourse Capital Focused Equity ETF
Trading Symbol	CCFE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Euclidean Fundamental Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://euclideanetf.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://concourseetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 37,004,484
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 147,026
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	37.5%
Consumer Discretionary	34.3%
Consumer Staples	8.7%
Health Care	7.1%
Energy	6.2%
Cash and Cash Equivalents	6.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Cooper-Standard Holdings, Inc.	13.9%
WESCO International, Inc.	9.4%
Lithia Motors, Inc.	6.3%
Comstock Resources, Inc.	6.2%
VF Corp.	5.3%
Tenet Healthcare Corp.	5.0%
Advance Auto Parts, Inc.	4.7%
Post Holdings, Inc.	4.4%
Regal Rexnord Corp.	4.3%
Premium Brands Holdings Corp.	4.2%